CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Current assets
Cash and cash equivalents	$ 2,344,246	$ 5,299,904	$ 3,600,409
Accounts receivable	1,301,173	1,813,575	177,919
Current portion of derivative royalty asset	2,144,547	2,416,461	0
Prepaid expenses and other	739,708	783,848	233,368
Total current assets	6,529,674	10,313,788	4,011,696
Non-current assets
Royalty, stream, and other interests	102,863,762	63,732,457	47,976,215
Derivative royalty asset	1,889,460	4,016,149	0
Investment in Silverback	1,340,458	1,668,851	1,516,672
Total non-current assets	106,093,680	69,417,457	49,492,887
TOTAL ASSETS	112,623,354	79,731,245	53,504,583
Current liabilities
Trade and other payables	1,089,219	1,772,304	1,417,978
Total current liabilities	1,089,219	1,772,304	1,417,978
Non-current liabilities
Loans payable	10,514,644	3,062,706	3,523,570
Deferred income tax liabilities	468,068	511,358	506,291
Total non-current liabilities	10,982,712	3,574,064	4,029,861
Total liabilities	12,071,931	5,346,368	5,447,839
EQUITY
Share capital	133,905,784	98,130,183	70,693,830
Reserves	12,050,932	11,233,630	6,895,527
Deficit	(45,405,293)	(34,978,936)	(29,532,613)
Total equity	100,551,423	74,384,877	48,056,744
TOTAL LIABILITIES AND EQUITY	$ 112,623,354	$ 79,731,245	$ 53,504,583